INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective tax rate	19.00%	15.00%	1.10%	1.30%
Bermuda corporate income tax	$ 435		$ 435		$ 457